SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
Schedule of segment profitability and reconciliation to consolidated net loss and comprehensive loss

	Six Months Ended June 30,
	2023	2022
	U.S. dollars in thousands
Commercial Operations Segment Adjusted EBITDA	(11,031)	(12,190)
Research And Development Adjusted EBITDA	(5,550)	(6,620)
Financial income (expenses), net	26,330	(6,451)
Share-based compensation to employees and service providers	(849)	(2,924)
Depreciation	(1,055)	(1,154)
Amortization and impairment of intangible assets	(530)	(2,900)
Gain from early termination of leases	694	—
Othe income	42,993	—
Consolidated Comprehensive income (loss)	51,002	(32,239)